Warrants (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants and Rights Outstanding [Abstract]
Schedule of Outstanding Warrants
As of September 30, 2022 and December 31, 2021, outstanding warrants to purchase Angion’s common stock consisted of the following:
	Classification	Exercise Price	Expiration Date	September 30, 2022	December 31, 2021
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/23	232,287	232,287
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/23	875,034	875,034
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	1,297
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,505
Total Warrants				1,148,123	1,148,123

As of December 31, 2021 and 2020, the outstanding warrants to purchase Angion’s common stock were comprised of the following:
	Classification	Exercise Price	Expiration Date	Warrants at December 31,
				2021	2020
Warrants issued with 2015 Notes	Liability	$6.43	7/5/28	—	388,396
Warrants issued with 2016 Notes	Liability	$6.43	7/5/28	—	538,933
Warrants issued with 2017 Notes	Liability	$6.43	7/5/28	—	79,265
Warrants issued with 2018 Notes	Liability	$6.43	7/5/28	—	498,567
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/28	232,287	238,779
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/28	875,034	907,860
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	48,485
Broker Warrants issued with 2019 Notes	Equity	$0.01	1/30/20	—	—
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,506
Total Warrants				1,148,123	2,739,791

Schedule of Warrant Activity
Angion’s warrant activity for the year ended December 31, 2021 was as follows:
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance-December 31, 2020	2,739,791	$7.00	4.9
Exercised(1)	(1,588,756)	7.30
Expired	(2,912)	8.03
Balance-December 31, 2021	1,148,123	$8.01	1.2

(1)	613,892 shares from warrant exercised were tendered back to Angion to cover the exercise price of the warrant.